Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Schedule of Financial Instruments by Category	a)Financial instruments by category
	December 31, 2023	December 31, 2022
Financial assets
Financial assets at fair value through profit or loss	$995,101	$1,073,229
Financial assets at amortized cost (Note)	48,839,518	44,778,794
	$49,834,619	$45,852,023
	December 31, 2023	December 31, 2022
Financial liabilities
Financial liabilities at amortized cost (Note)	$42,216,345	$34,149,747
Warrant liabilities	6,221,482	2,042,410
Convertible preference share liabilities	7,767,238	-
	$56,205,065	$36,192,157

Schedule of Assets and Liabilities Denominated in Foreign Currencies	The information on assets and liabilities denominated in foreign currencies whose values would be materially affected by the exchange rate fluctuations is as follows:
	December 31, 2023
	Foreign currency amount (in thousands)	Exchange rate	Book value (USD)
(Foreign currency: functional currency)
Financial assets
Monetary items
NTD:USD	$516,510	0.033	$16,844,446
EGP:USD	600,433	0.055	33,285,236
Financial liabilities
Monetary items
NTD:USD	614,748	0.033	20,048,202
EGP:USD	432,966	0.033	14,158,000
GBP:USD	12,619	1.270	16,025,800
	December 31, 2022
	Foreign currency amount (in thousands)	Exchange rate	Book value (USD)
(Foreign currency: functional currency)
Financial assets
Monetary items
NTD:USD	$563,120	0.033	$18,336,686
Financial liabilities
Monetary items
NTD:USD	44,465	0.033	1,447,905

Schedule of Foreign Currency Market Risk Arising from Significant Foreign Exchange Variation	Analysis of foreign currency market risk arising from significant foreign exchange variation:
	Year ended December 31, 2023
	Sensitivity analysis
	Degree of variation	Effect on profit or loss (USD)
(Foreign currency: functional currency)
Financial assets
Monetary items
NTD:USD	1%	$168,444
EGP:USD	1%	332,852
Financial liabilities
Monetary items
NTD:USD	1%	200,482
EGP:USD	1%	141,580
GBP:USD	1%	160,258
	Year ended December 31, 2022
	Sensitivity analysis
	Degree of variation	Effect on profit or loss (USD)
(Foreign currency: functional currency)
Financial assets
Monetary items
NTD:USD	1%	$183,367
Financial liabilities
Monetary items
NTD:USD	1%	$14,479

Schedule of Provision Matrix	The Group used the forecastability to adjust historical and timely information to assess the default possibility of accounts receivable. On December 31, 2023 and 2022, the provision matrix are as follows:
	Not past due	Up to 180 days past due	Up to 365 days past due	Over 366 days past due	Total
At December 31, 2023
Expected loss rate	0.03%~100%	0.15%-100%	1.4%~100%	100%
Total book value	$3,937,838	$4,770,297	$3,100,633	$2,754,385	$14,563,153
Loss allowance	2,489,636	4,770,297	3,100,633	2,754,385	13,114,951
	Not past due	Up to 180 days past due	Up to 365 days past due	Over 366 days past due	Total
At December 31, 2022
Expected loss rate	0.03%~6.3%	0.15%~100%	1.4%~100%	100%
Total book value	$11,022,374	$4,091,598	$409,418	$-	$15,523,390
Loss allowance	324,060	754,722	402,997	-	1,481,779

Schedule of ECLs for Contract Assets, Accounts and Other Receivable
	2023
	Accounts receivable	Other receivables
At January 1	$1,481,779	$-
Provision for ECLs	11,633,172	521,852
At December 31	$13,114,951	$521,852
2022
Accounts receivable
At January 1	$1,486,291
Effect of foreign exchange	(4,512)
At December 31	$1,481,779

Schedule of Non-Derivative Financial Liabilities
December 31, 2023	Less than 1 year	Over 1 year
Lease liabilities	$30,327	$24,241
Long-term borrowings (including current portion)	2,052,026	7,867,224
December 31, 2022	Less than 1 year	Over 1 year
Lease liabilities	$17,183	$-
Long-term borrowings (including current portion)	2,365,972	9,461,319